U.S. Wealth Management

601 Congress Street

Boston, MA  02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail:  nkolokithas@jhancock.com

Name:  Nicholas J. Kolokithas

Title:    Assistant Vice President and Senior Counsel

November 26, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Tax-Exempt Series Fund (the “Trust”), on behalf of:

John Hancock Massachusetts Tax-Free Income Fund and

John Hancock New York Tax-Free Income Fund (collectively, the “Funds”)

File Nos. 33-12947; 811-05079

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing relate to the forms of prospectus filed with the Securities and Exchange Commission on November 19, 2013 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-13-004627), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4324.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document